Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts Movement - USD ($)	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Allowance for Doubtful Accounts Movement [Abstract]
Beginning balance	$ 92,086
(Recovery) provision	(50,561)	123,343
Written off	(13,901)	(23,384)
Foreign exchange translation effect	2,279	(7,873)
Ending balance	$ 29,903	$ 92,086